OTHER ASSETS - THIRD PARTIES	12 Months Ended
Dec. 31, 2021
OTHER ASSETS - THIRD PARTIES
OTHER ASSETS - THIRD PARTIES

17.    OTHER ASSETS – THIRD PARTIES

Other assets consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Prepayments for purchase of property, plant and equipment	884,611,325	1,859,171,734
Refund receivable of U.S. countervailing duties and anti-dumping duties	571,394,376	580,058,369
Deposit for rent and others	79,281,354	175,297,194
Prepayment for warranty insurance premium	112,884,194	111,537,184
Prepayment of income tax attributable to intercompany transactions	31,816,215	16,158,693
Deferred losses related to sale-leaseback transactions before January 1, 2019 (Note 21)	98,660,496	—
Less: Allowance for credit losses	(849,093)	(3,063,785)
Total	1,777,798,867	2,739,159,389

During the year of 2018, the U.S. Department of Commerce (“DOC”) issued the amended final results of its fourth administrative review on the counter-veiling duties (“CVD”) imposed on the crystalline silicon photovoltaic, or CSPV, cells, whether or not incorporated into modules, from China. As a result, the Group’s CVD rate was updated to be 10.64% from 20.94%, covering the period from January 1, 2015 to December 31, 2015, and all future exports to the US starting from July 2018 (“CVD AR4”). Pursuant to the final results of fourth administrative review, the Group recorded a reversal of costs of revenues and recognized refundable deposits due from the U.S. Customs with the amount of USD30.5 million (RMB209.5 million), representing the difference between the amended rate and the previous rate during the period from January 1, 2015 to December 31, 2015. During the year of 2019, due to the delay of liquidation of the refundable deposits, based on its latest communication from the DOC and best estimation, the Group reclassified the above CVD AR4 receivables from “Prepayments and other current assets” to “Other assets-third parties” which was measured at amortized cost basis. The discount on the balance of the receivable on the re-classification date, with the amount of USD2.81 million (RMB19.3 million) was recorded as costs of sales. During the year of 2020, CVD rate was further amended to be 4.22%. The Group recorded a reversal of costs of revenues and refundable deposits with the amount of USD23.5 million (RMB153.3 million) based on the difference between the amended rate and the previous rate.

During the year of 2019, the DOC issued its final results of the fifth administrative review, the Group’s CVD rate was finalized to be 12.70% from 20.94%, covering the period from January 1, 2016 to December 31, 2016, and all future exports to the US starting from August 2019 (“CVD AR5”). Pursuant to the final results of fifth administrative review, the Group recorded a reversal of costs of sales and recognized refundable deposits due from the U.S. Customs with the amount of USD32.5 million (RMB230.1 million) on an amortized cost basis based on its best estimation of related liquidation.

During the year of 2020, the U.S. Department of Commerce issued its final results of the sixth administrative review, and the finalized CVD rate applicable to the Group was 12.67%, which was initially 20.94%, covering the period from January 1, 2017 to December 31, 2017, and all future exports to the United States starting from December 2020 (“CVD AR6”). Pursuant to the final results of sixth administrative review, the Group recorded a reversal of costs of sales and recognized refundable deposits due from the U.S. Customs with the amount of USD0.4 million (RMB2.6 million) under “other assets - third parties” on an amortized cost basis based on its best estimation of related liquidation. During the year of 2021, CVD rate was further amended to be 11.97%. The Group recorded a reversal of costs of sales and refundable deposits with the amount of USD0.04 million (RMB0.23 million) based on the difference between the amended rate and the previous rate.

The following table summarizes the activity in the allowance for credit losses related to deposits for the year ended December 31, 2021:

For the year ended December 31,
2021
RMB
At beginning of year	849,093
Impact of adopting ASC Topic 326	—
Addition	2,214,692
Reversal	—
At end of year	3,063,785